INTANGIBLE ASSETS (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Balance 2016	$ 2,769,000	$ 3,989,000
2017	3,620,000	3,568,000
2018	1,732,000	1,680,000
2019	716,000	664,000
2020	716,000	664,000
2021 and thereafter	1,568,000	1,338,000
Finite-Lived Intangible Assets, Net, Total	$ 11,121,000	$ 11,903,000